Oil and Gas Properties - Schedule of PPE Activity, Oil and Gas (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Impairment (loss) reversal	$ (833,700)	$ 245,200
Oil and gas assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	4,620,766	4,464,371
Capital expenditures	1,012,787	515,183
Corporate acquisition	3,096,404
Property acquisitions	20,263	1,173
Transfers from exploration and evaluation assets	83,530	8,496
Transfers from lease assets	7,611
Change is asset retirement obligations	54,166	(147,020)
Divestitures	(343,269)	(23,274)
Property swaps	781
Impairment (loss) reversal	(833,662)	245,241
Foreign currency translation	(60,564)	137,629
Depletion	(1,039,780)	(581,033)
Balance, end of year	6,619,033	4,620,766
Oil and gas assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	12,042,216	11,633,517
Capital expenditures	1,012,787	515,183
Corporate acquisition	3,096,404
Property acquisitions	20,263	1,173
Transfers from exploration and evaluation assets	83,530	8,496
Transfers from lease assets	7,611
Change is asset retirement obligations	54,166	(147,020)
Divestitures	(660,920)	(265,166)
Property swaps	(2,975)
Impairment (loss) reversal	0	0
Foreign currency translation	(127,065)	296,033
Depletion	0	0
Balance, end of year	15,526,017	12,042,216
Oil and gas assets | Accumulated depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(7,421,450)	(7,169,146)
Capital expenditures	0	0
Corporate acquisition	0
Property acquisitions	0	0
Transfers from exploration and evaluation assets	0	0
Transfers from lease assets	0
Change is asset retirement obligations	0	0
Divestitures	317,651	241,892
Property swaps	3,756
Impairment (loss) reversal	(833,662)	245,241
Foreign currency translation	66,501	(158,404)
Depletion	(1,039,780)	(581,033)
Balance, end of year	$ (8,906,984)	$ (7,421,450)